Inventories (Schedule Of Inventories) (Details) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Inventories [Abstract]
Finished goods	¥ 8,318	¥ 5,681
Work in process	11,303	12,243
Raw materials and supplies	10,215	5,569
Inventories	¥ 29,836	¥ 23,493